Risk and Capital Management - Disclosure Of Financial Assets At Amortised Cost And At Fair Value Through Other Comprehensive Income And The Impact On Expected Credit Loss In Various Scenarios (Parenthetical) (Detail) - BRL (R$)
R$ in Millions
	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Financial Assets At Amortised Cost And At Fair Value Through Other Comprehensive Income And The Impact On Expected Credit Loss In Various Scenarios Parenthetical Detail [Line Items]
Expected credit loss percentage	100.00%	100.00%
Financial guarantee contracts [member]
Disclosure Of Financial Assets At Amortised Cost And At Fair Value Through Other Comprehensive Income And The Impact On Expected Credit Loss In Various Scenarios Parenthetical Detail [Line Items]
Expected credit loss	R$ (907)	R$ (837)
Loan commitments [member]
Disclosure Of Financial Assets At Amortised Cost And At Fair Value Through Other Comprehensive Income And The Impact On Expected Credit Loss In Various Scenarios Parenthetical Detail [Line Items]
Expected credit loss	R$ (3,485)	R$ (3,303)
BRAZIL | Optimistic [Member]
Disclosure Of Financial Assets At Amortised Cost And At Fair Value Through Other Comprehensive Income And The Impact On Expected Credit Loss In Various Scenarios Parenthetical Detail [Line Items]
Expected credit loss percentage	15.00%	10.00%
BRAZIL | Base Case Scenario [Member]
Disclosure Of Financial Assets At Amortised Cost And At Fair Value Through Other Comprehensive Income And The Impact On Expected Credit Loss In Various Scenarios Parenthetical Detail [Line Items]
Expected credit loss percentage	40.00%	75.00%
BRAZIL | Pessimistic Scenario [Member]
Disclosure Of Financial Assets At Amortised Cost And At Fair Value Through Other Comprehensive Income And The Impact On Expected Credit Loss In Various Scenarios Parenthetical Detail [Line Items]
Expected credit loss percentage	45.00%	15.00%